PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Provisions
Provisions at beginning of year	$ 281	$ 326
Net charge to income statement	12	11
Acquisitions		10
Unwinding of discount	3	5
Utilised	(62)	(71)
Transfers	(9)
Exchange adjustment	1
Provisions at end of year	226	281
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	20	23
Net charge to income statement		12
Utilised	(15)	(14)
Exchange adjustment	1	(1)
Provisions at end of year	6	20
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	163	185
Net charge to income statement	10
Unwinding of discount	3	5
Utilised	(19)	(27)
Provisions at end of year	157	163
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	98	118
Net charge to income statement	2	(1)
Acquisitions		10
Utilised	(28)	(30)
Transfers	(9)
Exchange adjustment		1
Provisions at end of year	$ 63	$ 98